SCHEDULE OF INVESTMENTS (000)*

December 31, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.1%

MercadoLibre Inc.[1]	171	$286

Brazil — 1.4%

Banco do Brasil SA1	77,900	582

JBS SA	147,700	673

Petrobras Distribuidora SA	100,600	428

Qualicorp Consultoria e Corretora de Seguros SA	34,600	233

Vale SA, Class B ADR	71,468	1,198

YDUQS Participacoes S.A.	29,000	184

		3,298

Canada — 1.2%

Air Canada, Class A1	161,200	2,884

China — 11.2%

Agile Property Holdings Ltd.	100,000	133

Alibaba Group Holding Ltd. ADR[1]	18,499	4,305

Anhui Conch Cement Co. Ltd., Class H	149,677	937

Baidu Inc. ADR[1]	5,953	1,287

Bank of China Ltd., Class H	1,506,000	515

China Construction Bank Corp., Class H	2,400,401	1,823

China Life Insurance Co. Ltd., Class H	90,000	199

China Lumena New Materials Corp.[1,2,3]	4,900	—

China Mobile Ltd.	25,516	145

China Mobile Ltd. ADR	416	12

China Petroleum & Chemical Corp., Class H	916,000	410

China Railway Group Ltd., Class H	295,000	130

Dongfeng Motor Group Co. Ltd., Class H	262,000	306

Fosun International Ltd.	254,000	399

Guangzhou R&F Properties Co. Ltd., Class H	237,200	305

Industrial & Commercial Bank of China, Class H	183,000	119

JD.com Inc. ADR[1]	16,173	1,422

JOYY Inc. ADR	3,377	270

Kweichow Moutai Co. Ltd., Class A	4,398	1,344

KWG Living Group Holdings Ltd.[1]	104,952	85

KWG Property Holding Ltd. [1]	209,904	287

Lenovo Group Ltd.	324,000	306

NetEase Inc. ADR	5,810	557

New Oriental Education & Technology Group ADR[1]	3,746	696

Ping An Insurance Group Co. of China Ltd., Class H	83,006	1,017

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,839	169

Shenzhen Overseas Chinese Town Co. Ltd., Class A	360,100	390

Shimao Group Holdings Ltd.	143,500	457

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Sinopharm Group Co. Ltd., Class H	86,400	$210

Tencent Holdings Ltd.	68,831	5,008

Vipshop Holdings Ltd. ADR[1]	26,340	740

Wuliangye Yibin Co. Ltd., Class A	24,900	1,111

Yum China Holdings Inc.	13,890	793

Zhejiang Expressway Co. Ltd., Class H	200,000	169

		26,056

Finland — 0.1%

Wartsila OYJ Abp	21,548	216

France — 12.4%

Airbus SE1	30,193	3,312

ArcelorMittal S.A.[1]	56,488	1,303

AXA SA	165,628	3,948

BNP Paribas SA1	62,668	3,300

Carrefour SA	111,226	1,906

Danone SA	43,082	2,829

Pernod Ricard S.A.	8,405	1,610

Sanofi-Aventis SA	42,071	4,045

TOTAL SE	68,743	2,964

Valeo S.A.	30,983	1,222

Vinci S.A.	22,774	2,264

		28,703

Germany — 9.3%

BASF SE	75,058	5,933

Bayer AG	31,185	1,837

Deutsche Post AG	8,312	412

Infineon Technologies AG	94,921	3,625

RWE AG	60,943	2,578

SAP SE	20,738	2,686

Siemens AG	32,090	4,622

		21,693

India — 2.9%

Aurobindo Pharma Ltd.	21,325	269

Biocon Ltd.[1]	25,039	160

Dr Reddy’s Laboratories Ltd. ADR	5,633	402

HCL Technologies Ltd.	51,549	668

HDFC Bank Ltd. ADR[1]	4,100	296

Hindalco Industries Ltd.	94,927	312

Hindustan Petroleum Corp. Ltd.	49,410	147

Hindustan Unilever Ltd.	15,875	520

ICICI Bank Ltd. ADR[1]	63,805	948

Infosys Ltd. ADR	42,672	723

Jubilant Foodworks Ltd.	8,711	333

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)
Oil & Natural Gas Corp. Ltd.	152,840	$195
REC Ltd.	118,809	218
Reliance Industries Ltd.	35,349	960
Tata Steel Ltd.	76,488	674

		6,825

Indonesia — 0.1%

Indofood Sukses Makmur Tbk PT	531,556	259

Ireland — 1.3%

Ryanair Holdings PLC ADR[1]	26,740	2,941

Italy — 3.6%
Enel SpA	289,131	2,942
UniCredit SpA[1]	580,669	5,440

		8,382

Japan — 7.0%
Fanuc Corp.	14,700	3,629
Murata Manufacturing Co. Ltd.	45,300	4,101
Sompo Holdings Inc.	29,800	1,208
Sumitomo Mitsui Financial Group Inc.	81,700	2,532
Takeda Pharmaceutical Co. Ltd.	132,300	4,788

		16,258

Malaysia — 0.5%
Malayan Banking Bhd	189,214	398
Top Glove Corp. BHD	440,300	670

		1,068

Mexico — 0.3%
Gruma SAB de CV, Class B	7,423	88
Grupo Financiero Banorte SAB de CV, Class O1	109,895	606

		694

Netherlands — 3.7%
Akzo Nobel NV	34,995	3,756
ING Groep NV1	505,711	4,721

		8,477

Poland — 0.1%

Powszechny Zaklad Ubezpieczen SA1	33,350	290

Russia — 1.4%
Gazprom PJSC ADR	111,321	622
Lukoil PJSC ADR	12,079	824
MMC Norilsk Nickel PJSC ADR	16,355	510

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Russia — (continued)

Mobile TeleSystems PJSC ADR	33,601	$301

Sberbank of Russia PJSC ADR	60,663	881

		3,138

South Africa — 0.7%

Absa Group Ltd.	43,727	356

African Rainbow Minerals Ltd.	20,252	361

Barloworld Ltd.	19,645	122

Exxaro Resources Ltd.	11,549	109

Sibanye Stillwater Ltd.	163,044	666

		1,614

South Korea — 5.3%

Daelim Industrial Co. Ltd.[2]	1,304	102

Hana Financial Group Inc.	21,075	671

Hanwha Corp.	7,000	183

Hyundai Marine & Fire Insurance Co. Ltd.	5,720	120

KB Financial Group Inc.	19,361	769

Kia Motors Corp.	16,289	939

LG Corp.	6,267	506

LG Electronics Inc.	5,214	649

NAVER Corp.	2,613	704

POSCO	3,862	965

Samsung Electronics Co. Ltd.	67,787	5,062

SK Hynix Inc.	10,364	1,132

SK Telecom Co. Ltd.	2,316	509

		12,311

Spain — 5.4%

Aena SME S.A.[1]	15,117	2,626

Amadeus IT Group S.A.	45,164	3,286

Banco Bilbao Vizcaya Argentaria S.A.	741,950	3,657

CaixaBank SA	1,183,600	3,038

		12,607

Sweden — 0.8%

Volvo AB, Class B1	82,862	1,962

Switzerland — 8.6%

ABB Ltd.	139,147	3,903

Cie Financiere Richemont SA, Class A	40,207	3,632

Credit Suisse Group AG	4,021	52

Novartis AG	54,044	5,089

Roche Holding AG	10,720	3,734

Zurich Insurance Group AG	8,351	3,519

		19,929

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Taiwan — 5.2%

Accton Technology Corp.	84,000	$945

Arcadyan Technology Corp.	76,843	256

Compal Electronics Inc.	228,000	168

Compeq Manufacturing Co. Ltd.	175,000	271

FLEXium Interconnect Inc.	50,732	218

Fubon Financial Holding Co. Ltd.	280,396	467

HON HAI Precision Industry Co. Ltd.	244,292	800

Inventec Corp.	123,000	105

Lite-On Technology Corp.	122,896	218

MediaTek Inc.	45,000	1,196

Pegatron Corp.	61,938	148

Powertech Technology Inc.	147,000	497

Sino-American Silicon Products Inc.	108,000	682

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,331	5,379

WPG Holdings Ltd.	98,080	150

Yuanta Financial Holding Co. Ltd.	442,135	323

Zhen Ding Technology Holding Ltd.	68,000	276

		12,099

Thailand — 0.6%

Bangkok Dusit Medical Services PCL, Class F	183,000	127

Charoen Pokphand Foods PCL	613,300	547

Kiatnakin Phatra Bank PCL	58,800	101

Thanachart Capital PLC	188,600	218

Tisco Financial Group PCL	125,400	370

		1,363

Turkey — 0.2%

Haci Omer Sabanci Holding AS	67,920	105

Tekfen Holding AS	85,355	190

Turkcell Iletisim Hizmetleri AS	82,078	178

		473

United Kingdom — 10.2%

Balfour Beatty PLC[1]	306,559	1,133

Barclays PLC[1]	1,646,876	3,303

BP PLC	528,344	1,841

British American Tobacco PLC	98,521	3,648

Compass Group PLC	90,130	1,680

International Consolidated Airlines Group S.A.[1]	517,881	1,132

Prudential PLC	142,496	2,625

Rolls-Royce Group PLC[1]	4,411,002	6,711

WH Smith PLC	73,366	1,515

		23,588

Total Common Stock

(Cost $183,972) — 93.6%		217,414

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2020 (Unaudited)

Causeway International Opportunities Fund	Number of Shares/ Number of Warrants	Value

PREFERRED STOCK

Germany — 3.0%

Volkswagen AG‡	37,745	$7,054

Total Preferred Stock

(Cost $6,396) — 3.0%		7,054

PREFERENCE STOCK

Brazil — 0.4%

Cia Brasileira de Distribuicao	17,700	256

Cia Paranaense de Energia[1]	16,400	236

Itausa S.A.	220,556	498

		990

South Korea — 0.3%

LG Chem Ltd.	1,593	561

Total Preference Stock

(Cost $1,459) — 0.7%		1,551

WARRANT

Cie Financiere Richemont SA, Expires 11/27/2023[1]	80,414	21

Total Warrant

(Cost $—) — 0.0%		21

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.030% **	4,912,647	4,913

Total Short-Term Investment

(Cost $4,913) — 2.1%		4,913

Total Investments — 99.4%

(Cost $196,740)		230,953

Other Assets in Excess of Liabilities — 0.6%		1,376

Net Assets — 100.0%		$232,329

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2020 was $102 and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2020 was $– and represented 0.0% of net assets.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2020 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$286	$—	$—		$286
Brazil	3,298	—	—		3,298
Canada	2,884	—	—		2,884
China	26,056	—	—	^	26,056
Finland	—	216	—		216
France	28,703	—	—		28,703
Germany	—	21,693	—		21,693
India	6,825	—	—		6,825
Indonesia	—	259	—		259
Ireland	2,941	—	—		2,941
Italy	—	8,382	—		8,382
Japan	—	16,258	—		16,258
Malaysia	1,068	—	—		1,068
Mexico	694	—	—		694
Netherlands	8,477	—	—		8,477
Poland	—	290	—		290
Russia	3,138	—	—		3,138
South Africa	1,614	—	—		1,614
South Korea	—	12,311	—		12,311
Spain	12,607	—	—		12,607
Sweden	—	1,962	—		1,962
Switzerland	—	19,929	—		19,929
Taiwan	12,099	—	—		12,099
Thailand	—	1,363	—		1,363
Turkey	473	—	—		473
United Kingdom	23,588	—	—		23,588

Total Common Stock	134,751	82,663	—		217,414

Preferred Stock	—	7,054	—		7,054

Preference Stock
Brazil	990	—	—		990
South Korea	—	561	—		561

Total Preference Stock	990	561	—		1,551

Warrant	—	21	—		21

Short-Term Investment	4,913	—	—		4,913

Total Investments in Securities	$140,654	$90,299	$—		$230,953

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2020 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2300